Capitalization	12 Months Ended
Dec. 31, 2022
Capitalization
Capitalization

Note 14: Capitalization

As of December 31, 2022, under the Company’s amended and restated certificate of incorporation dated August 20, 2020, the Company is authorized to issue: (i) 800,000,000 shares of Class A common stock with a par value of $0.0001 per share, (ii) 205,000,000 shares of Class V common stock with a par value of $0.0001 per share, and (iii) 10,000,000 shares of preferred stock with a par value of $0.0001 per share, of which no shares were issued or outstanding as of December 31, 2022 and 2021. Holders of shares of Class A common stock and Class V common stock are each entitled to one vote on all matters to be voted upon by stockholders. The declaration, amount, and payment of any future dividends on shares of Class A common stock will be at the discretion of the Company’s Board of Directors and will depend upon many factors, including the Company’s results of operations, financial condition, capital requirements, restrictions in its debt agreements, and other factors that the Company’s Board of Directors deems relevant. Holders of shares of Class A common stock are entitled to receive such dividends declared by the Company’s Board of Directors. Holders of shares of Class V common stock are not entitled to participate in any such dividends declared by the Company’s Board of Directors. The Company’s Board of Directors has not declared any cash dividends during the year ended December 31, 2022, the Successor Period of 2021, or the Predecessor Period of 2021.